Cover	6 Months Ended
Jun. 30, 2019
Cover page.
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Steadfast Apartment REIT, Inc.
Entity Central Index Key	0001585219
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity ExTransition Period	true